Income Taxes - Summary of Movement of Valuation Allowance (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Beginning balance	¥ 90,979	¥ 49,183	¥ 21,855
Additions	137,122	41,796	27,328
Reversals	(21,630)
Ending balance	¥ 206,471	¥ 90,979	¥ 49,183